Pacer Lunt Large Cap Alternator ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Communication Services - 2.1%
Meta Platforms, Inc. - Class A	2,786	$1,920,056
Netflix, Inc. (a)	1,516	1,480,768
		3,400,824

Consumer Discretionary - 15.2%
Airbnb, Inc. - Class A (a)	10,612	1,391,976
Amazon.com, Inc. (a)	7,210	1,713,673
Aptiv PLC (a)	24,440	1,525,545
Caesars Entertainment, Inc. (a)	49,652	1,789,955
CarMax, Inc. (a)	18,888	1,617,568
Carnival Corp. (a)	66,768	1,847,470
Deckers Outdoor Corp. (a)	9,506	1,685,984
Ford Motor Co.	115,222	1,161,438
Lululemon Athletica, Inc. (a)(b)	3,902	1,616,208
MGM Resorts International (a)	40,534	1,397,612
Mohawk Industries, Inc. (a)	8,716	1,065,967
Norwegian Cruise Line Holdings Ltd. (a)	60,356	1,711,093
PulteGroup, Inc.	9,608	1,093,198
Royal Caribbean Cruises Ltd. (b)	6,206	1,654,520
Tesla Motors, Inc. (a)	7,540	3,050,684
		24,322,891

Consumer Staples - 1.6%
Estee Lauder Cos., Inc. - Class A	19,320	1,611,868
Lamb Weston Holdings, Inc. (b)	15,282	916,003
		2,527,871

Financials - 5.1%
Blackstone, Inc.	8,214	1,454,781
Invesco Ltd.	74,216	1,427,174
KeyCorp.	63,932	1,149,497
KKR & Co., Inc.	10,202	1,704,448
PayPal Holdings, Inc. (a)	14,710	1,303,012
T Rowe Price Group, Inc. (b)	9,966	1,165,225
		8,204,137

Health Care - 5.5%
Align Technology, Inc. (a)	7,190	1,575,401
Bio-Techne Corp.	16,092	1,183,567
Charles River Laboratories International, Inc. (a)(b)	6,790	1,118,720
IDEXX Laboratories, Inc. (a)	2,856	1,205,375
Insulet Corp. (a)	5,142	1,431,430
IQVIA Holdings, Inc. (a)	5,828	1,173,526
Moderna, Inc. (a)(b)	28,672	1,130,250
		8,818,269

Industrials - 13.4%
Builders FirstSource, Inc. (a)	10,202	1,706,591
Carrier Global Corp.	17,168	1,122,444
Caterpillar, Inc.	2,898	1,076,433
Dayforce, Inc. (a)(b)	15,372	1,087,415
Delta Air Lines, Inc.	20,322	1,367,061
Eaton Corp. PLC	4,302	1,404,345
Equifax, Inc.	4,538	1,246,952
Generac Holdings, Inc. (a)	7,978	1,191,355
Hubbell, Inc.	2,918	1,234,343
Ingersoll Rand, Inc.	12,012	1,126,726
Parker-Hannifin Corp.	1,884	1,332,082
Quanta Services, Inc.	5,530	1,701,083
Rockwell Automation, Inc.	4,598	1,280,221
Uber Technologies, Inc. (a)	21,276	1,422,301
United Airlines Holdings, Inc. (a)	15,478	1,638,191
United Rentals, Inc.	1,924	1,458,507
		21,396,050

Information Technology - 50.5%(c)
Adobe, Inc. (a)	2,436	1,065,628
Advanced Micro Devices, Inc. (a)	16,646	1,930,104
Amphenol Corp. - Class A	20,508	1,451,556
Analog Devices, Inc.	7,896	1,673,083
ANSYS, Inc. (a)	3,626	1,270,913
Applied Materials, Inc.	12,762	2,301,627
Arista Networks, Inc. (a)	20,088	2,314,740
Autodesk, Inc. (a)	4,496	1,399,785
Broadcom, Inc.	14,140	3,128,758
Cadence Design System, Inc. (a)	6,360	1,892,863
Crowdstrike Holdings, Inc. - Class A (a)	5,530	2,201,327
Dell Technologies, Inc. - Class C	15,016	1,555,658
Enphase Energy, Inc. (a)(b)	25,250	1,572,570
First Solar, Inc. (a)	8,112	1,358,922
Gartner, Inc. (a)	2,274	1,234,395
Hewlett Packard Enterprise Co.	61,490	1,302,973
Intel Corp. (b)	85,526	1,661,770
Intuit, Inc.	1,946	1,170,538
Jabil, Inc.	11,124	1,806,649
Keysight Technologies, Inc. (a)	9,414	1,678,987
KLA Corp.	3,738	2,759,541
Lam Research Corp.	31,652	2,565,395
Microchip Technology, Inc.	28,610	1,553,523
Micron Technology, Inc.	19,996	1,824,435
Microsoft Corp.	2,826	1,172,960
Monolithic Power Systems, Inc.	3,708	2,363,368
NetApp, Inc.	10,376	1,266,910
NVIDIA Corp.	19,278	2,314,709
NXP Semiconductors NV	8,584	1,790,193
ON Semiconductor Corp. (a)	32,298	1,690,477
Oracle Corp.	7,272	1,236,676
Palantir Technologies, Inc. - Class A (a)	44,972	3,709,740
Palo Alto Networks, Inc. (a)	6,576	1,212,746
Qualcomm, Inc.	12,178	2,105,942
salesforce.com, Inc.	4,536	1,549,951
Seagate Technology Holdings PLC	12,774	1,230,903
ServiceNow, Inc. (a)	1,392	1,417,585
Skyworks Solutions, Inc.	20,538	1,822,953
Super Micro Computer, Inc. (a)(b)	157,166	4,482,374
Synopsys, Inc. (a)	3,612	1,898,034
Teradyne, Inc.	22,674	2,625,422
Texas Instruments, Inc.	6,636	1,225,072
Western Digital Corp. (a)(b)	25,168	1,639,192
Zebra Technologies Corp. - Class A (a)	3,574	1,400,794
		80,831,741

Materials - 2.4%
Albemarle Corp. (b)	23,068	1,942,095
Celanese Corp.	13,090	929,914
Freeport-McMoRan, Inc.	29,410	1,054,348
		3,926,357

Utilities - 3.4%
AES Corp.	87,348	960,828
Constellation Energy Corp.	6,708	2,012,266
Vistra Corp.	14,464	2,430,386
		5,403,480
TOTAL COMMON STOCKS (Cost $154,121,712)		158,831,620

REAL ESTATE INVESTMENT TRUSTS - 0.8%
Real Estate - 0.8%
BXP, Inc. (b)	17,372	1,270,588
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,280,446)		1,270,588

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.1%	Units
Mount Vernon Liquid Assets Portfolio, LLC, - 4.49% (d)	19,378,465	19,378,465
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $19,378,465)		19,378,465

TOTAL INVESTMENTS - 112.1% (Cost $174,780,623)		179,480,673
Liabilities in Excess of Other Assets - (12.1)%		(19,410,968)
TOTAL NET ASSETS - 100.0%		$160,069,705
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $18,744,110 which represented 11.7% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Pacer Lunt Large Cap Alternator ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$158,831,620	$–	$–	$158,831,620
Real Estate Investment Trusts	1,270,588	–	–	1,270,588
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	19,378,465
Total Investments	$160,102,208	$–	$–	$179,480,673

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $19,378,465 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.